UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                           811-2557

Dreyfus Money Market Instruments, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

15	Financial Highlights

17	Notes to Financial Statements

25	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Money Market Instruments, Inc.

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that punished the financial markets beginning in 2008 appear to have eased somewhat as of mid-year 2009. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in 2009, equities and higher-yielding bonds have generally staged impressive rallies.Yet, the Federal Reserve Board has steadfastly maintained a highly accommodative monetary policy, keeping its target for short-term interest rates at close to 0.00%. Consequently, money market yields have declined to record lows.

Although recent developments in the financial markets give us reasons for optimism, we remain cautious due to the speed and magnitude of the markets’ rebound. Indeed, the markets’ advance was led mainly by lower-quality securities when investors developed renewed appetites for risk.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the markets lower. In uncertain markets such as these, even the most seasoned investors can benefit from professional counsel. To determine how both your long-term investments and current liquid assets should be allocated for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Money Market Instruments’ Money Market Series produced an annualized yield of 0.48%, and its Government Securities Series produced an annualized yield of 0.29%. Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced annualized effective yields of 0.48% and 0.29%, respectively.1

Money market yields remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) maintained its target for the federal funds rate in a range of 0% to 0.25%.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements, including tri-party repurchase agreements.

Money Market Yields Near Historical Lows

The reporting period began in the midst of the longest and most severe recession since the 1930s, which was exacerbated by a banking crisis in which major financial institutions suffered massive losses. The Fed attempted to restore stability by pumping enormous amounts of liquidity into the banking system, and it created the Term Asset-Backed Securities Loan Facility (“TALF”) to support lending activity. The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25% in December 2008.As short-term interest rates declined to nearly 0%,so did yields of money market instruments. In addition, the U.S. Department of the Treasury responded with its own remedial measures in 2008, including the Temporary Guarantee Program for Money Market Funds that was designed to promote liquidity in the commercial paper market.

When the reporting period began, the economic downturn continued to gain momentum as job losses mounted and consumer confidence plunged. It was announced in January that the median sales price of single-family homes had fallen sharply compared to one year earlier. The U.S. economy lost more than 650,000 jobs per month in February and March. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. The U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain social programs and offer tax relief to businesses and individuals.

After hitting multi-year lows in early March, stocks and corporate bonds staged impressive rebounds through the reporting period’s end. The markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims in April and May and a modest increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy continued to send mixed signals in June. For example, the National Association of Realtors announced that existing home sales rose 2.4% and the average sales price increased almost 4% in May, but the absolute number of sales and the average sales price remained approximately 15% and 20% below their 2007 peaks, respectively. The Institute for Supply Management’s manufacturing index posted a month-over-month gain in June, but it continued to indicate recessionary conditions among manufacturers. Perhaps most significant, the U.S. economy lost an additional 467,000 jobs in June, and the unemployment rate rose to 9.5%, its highest level in 26 years.

Focus on Quality and Liquidity

As credit conditions stabilized during the reporting period, we set the fund’s weighted average maturity in a range that was roughly in line with industry averages. However, it is important to note that the industry’s average weighted maturity has been significantly shorter than historical norms as most money market funds have maintained a defensive footing.

In addition, the Fed again indicated at its June 2009 meeting that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Until we see more convincing evidence that the Fed is prepared to raise interest rates, we intend to retain the fund’s conservative credit posture and focus on liquidity.

July 15, 2009

An investment in either Series is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market Series and Government Securities Series reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Money Market Series and Government Series annualized yields would have been 0.37% and –0.23%, respectively, and the annualized effective yields would have been 0.37% and –.023%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Money Market Series	Government Securities Series

Expenses paid per $1,000†	$ 2.93	$ .84
Ending value (after expenses)	$1,002.40	$1,001.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Money Market Series	Government Securities Series

Expenses paid per $1,000†	$ 2.96	$ .85
Ending value (after expenses)	$1,021.87	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .59% for Money Market Series and .17% for Government Securities Series, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
June 30, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—46.1%	Amount ($)	Value ($)

Bank of America N.A.
0.80%, 11/16/09—11/23/09	75,000,000	75,000,000
Barclays Bank PLC (Yankee)
0.76%, 9/18/09	85,000,000	85,000,000
Calyon (Yankee)
0.43%, 9/4/09	25,000,000	25,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.15%, 7/1/09	75,000,000	75,000,000
Fortis Bank (Yankee)
1.10%, 8/7/09	75,000,000	75,000,000
ING Bank N.V. (London)
0.87%, 8/10/09	70,000,000	70,000,000
Lloyds TSB Bank PLC (Yankee)
1.10%, 7/6/09	80,000,000	80,000,111
Royal Bank of Scotland PLC (Yankee)
1.00%, 8/7/09	75,000,000	75,000,000
Societe Generale (Yankee)
0.65%, 7/27/09	70,000,000	70,000,000
UBS AG (Yankee)
0.72%, 9/10/09	75,000,000	75,000,000
UniCredito Italiano SpA (Yankee)
0.45%, 7/10/09	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $755,000,111)		755,000,111

Commercial Paper—27.7%

Abbey National North America LLC
0.45%, 8/5/09	75,000,000	74,967,188
Amsterdam Funding Corp.
0.64%—0.65%, 7/24/09—7/27/09	70,425,000 [a]	70,393,574
Atlantis One Funding Corp.
0.47%, 8/3/09	50,000,000 [a]	49,978,458
Clipper Receivables Co.
1.25%, 7/6/09	50,000,000 [a]	49,991,320

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

General Electric Capital Services Inc.
0.50%, 8/10/09	50,000,000	49,972,222
Govco Inc.
0.48%, 8/14/09	32,000,000 [a]	31,981,227
LMA Americas LLC
0.50%, 7/23/09	50,000,000 [a]	49,984,722
Natexis Banques Populaires US Finance Co. LLC
1.09%, 8/5/09	75,000,000	74,920,521
Total Commercial Paper
(cost $452,189,232)		452,189,232

U.S. Government Agency—9.2%

Federal National Mortgage Association
1.10%, 7/22/09
(cost $149,954,694)	150,000,000 [b,c]	149,954,694

Time Deposits—8.0%

KBC Bank N.V. (Grand Cayman)
0.07%, 7/1/09	65,000,000	65,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.05%, 7/1/09	65,000,000	65,000,000
Total Time Deposits
(cost $130,000,000)		130,000,000

Repurchase Agreements—9.0%

Barclays Financial LLC
0.02%, dated 6/30/09, due 7/1/09 in the
amount of $47,000,026 (fully collateralized
by $43,996,600 U.S. Treasury Notes,
0.88%-4.63%, due 2/28/11-2/15/17,
value $47,940,046)	47,000,000	47,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Deutsche Bank Securities
0.08%, dated 6/30/09, due 7/1/09 in the
amount of $100,000,222 (fully collateralized
by $31,725,000 Federal Home Loan
Mortgage Corp., 5.75%-6.25%,
due 6/27/16-7/15/32, value $32,996,361
and $69,000,000 Federal National
Mortgage Association, 0.50%, due 6/3/11,
value $69,004,485)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $147,000,000)		147,000,000

Total Investments (cost $1,634,144,037)	100.0%	1,634,144,037

Cash and Receivables (Net)	.0%	293,074

Net Assets	100.0%	1,634,437,111

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2009, these securities amounted to $252,329,301 or 15.4% of net assets.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

c	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	74.4	Asset-Backed/Multi-Seller Programs	4.3
U.S. Government Agency	9.2	Finance	3.1
Repurchase Agreements	9.0		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
June 30, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—68.6%	Purchase (%)	Amount ($)	Value ($)

Federal Home Loan Bank:
7/1/09	0.14	100,000,000	100,000,000
10/2/09	0.38	50,000,000	49,951,562
12/1/09	0.58	2,120,000	2,114,774
12/4/09	0.58	10,424,000	10,397,801
12/30/09	0.61	51,750,000	51,590,409
Federal Home Loan Mortgage Corp.:
9/14/09	0.70	75,000,000 [a]	74,890,625
Federal National Mortgage Association:
7/22/09	1.10	150,000,000 [a,b]	149,954,694
9/30/09	0.45	48,250,000 [a]	48,195,116
Total U.S. Government Agencies
(cost $487,094,981)			487,094,981

Repurchase Agreements—31.2%

Barclays Financial LLC
dated 6/30/09, due 7/1/09 in the amount
of $50,000,014 (fully collateralized by
$87,424,540 U.S. Treasury Strips,
due 8/15/09-8/15/36, value $51,000,000)	0.01	50,000,000	50,000,000
Deutsche Bank Securities
dated 6/30/09, due 7/1/09 in the amount
of $50,000,014 (fully collateralized by
$3,518,200 U.S. Treasury Bonds, 6.75%,
due 8/15/26, value $4,674,325, $16,093,100
U.S. Treasury Notes, 4.75%, due 5/15/14,
value $17,863,301 and $75,817,000
U.S. Treasury Strips, due 2/15/31,
value $28,462,460)	0.01	50,000,000	50,000,000
Goldman, Sachs & Co.
dated 6/30/09, due 7/1/09 in the amount
of $16,000,004 (fully collateralized by
$16,324,200 U.S. Treasury Bills,
due 9/3/09, value $16,320,005)	0.01	16,000,000	16,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

JP Morgan Chase & Co.
dated 6/30/09, due 7/1/09 in the amount
of $50,000,014 (fully collateralized by
$171,735,000 U.S. Treasury Strips,
due 5/15/37, value $51,000,145)	0.01	50,000,000	50,000,000
Mizuho Securities USA
dated 6/30/09, due 7/1/09 in the amount
of $55,000,015 (fully collateralized by
$56,012,700 U.S. Treasury Notes, 0.875%,
due 12/31/10, value $56,100,080)	0.01	55,000,000	55,000,000
Total Repurchase Agreements
(cost $221,000,000)			221,000,000

Total Investments (cost $708,094,981)		99.8%	708,094,981

Cash and Receivables (Net)		.2%	1,079,359

Net Assets		100.0%	709,174,340

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.

b	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Government Agencies	68.6	Repurchase Agreements	31.2
			99.8
† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $221,000,000
for the Government Securities Series)—Note 2(b)	1,634,144,037	708,094,981
Cash	56,464	1,617,760
Interest receivable	1,358,924	320,118
Prepaid expenses	245,806	43,486
	1,635,805,231	710,076,345
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	549,887	52,930
Payable for shares of Common Stock redeemed	52,028	639,437
Accrued expenses	766,205	209,638
	1,368,120	902,005
Net Assets ($)	1,634,437,111	709,174,340
Composition of Net Assets ($):
Paid-in capital	1,634,437,111	709,173,798
Accumulated net realized gain (loss) on investments	—	542
Net Assets ($)	1,634,437,111	709,174,340

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	1,634,437,111	709,174,340
Shares Outstanding	1,634,420,610	709,173,798
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	10,021,891	1,674,257
Expenses—Note 2(c):
Management fee—Note 3(a)	4,591,821	1,822,570
Shareholder servicing costs—Note 3(b)	1,052,991	368,558
Treasury insurance expense—Note 2(f)	382,245	83,954
Directors’ fees and expenses—Note 3(c)	132,052	55,910
Custodian fees—Note 3(b)	66,743	68,996
Prospectus and shareholders’ reports	63,497	32,283
Registration fees	54,537	52,111
Professional fees	39,375	32,114
Miscellaneous	19,697	13,534
Total Expenses	6,402,958	2,530,030
Less—reduction in management fee
due to undertakings—Note 3(a)	(967,176)	(1,859,489)
Less—waiver of fees due to
undertaking—Note 3(a)	—	(35,089)
Less—reduction in fees due to
earnings credits—Note 2(b)	(3,278)	(3,783)
Net Expenses	5,432,504	631,669
Investment Income—Net	4,589,387	1,042,588
Net Realized Gain (Loss) on
Investments—Note 2(b) ($)	—	542
Net Increase in Net Assets
Resulting from Operations	4,589,387	1,043,130

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008

Operations ($):
Investment income—net	4,589,387	48,222,821	1,042,588	5,855,777
Net realized gain
(loss) on investments	—	15,468	542	—
Net Increase (Decrease)
in Net Assets Resulting
from Operations	4,589,387	48,238,289	1,043,130	5,855,777
Dividends to
Shareholders from ($):
Investment income—net	(4,589,387)	(48,222,821)	(1,042,588)	(5,858,555)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	386,607,116	1,328,983,752	301,553,037	980,830,730
Dividends reinvested	207,195	1,050,056	151,014	1,489,322
Cost of shares redeemed	(704,821,274)	(961,826,884)	(324,740,966) (623,187,758)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	(318,006,963)	368,206,924	(23,036,915) 359,132,294
Total Increase
(Decrease)
in Net Assets	(318,006,963)	368,222,392	(23,036,373) 359,129,516
Net Assets ($):
Beginning of Period	1,952,444,074	1,584,221,682	732,210,713	373,081,197
End of Period	1,634,437,111	1,952,444,074	709,174,340	732,210,713

See notes to financial statements.

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2009		Year Ended December 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.026	.047	.045	.026	.007
Distributions:
Dividends from
investment income—net	(.002)	(.026)	(.047)	(.045)	(.026)	(.007)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.48[a]	2.65	4.85	4.61	2.65	.66
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.70[a]	.68	.67	.74	.79	.75
Ratio of net expenses
to average net assets	.59[a]	.56	.55	.55	.63	.75
Ratio of net investment
income to average
net assets	.50[a]	2.59	4.71	4.57	2.62	.65
Net Assets, end of period
($ x 1,000)	1,634,437	1,952,444	1,584,222	610,172	341,259	323,289

a Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS Government Securities Series

Six Months Ended
June 30, 2009			Year Ended December 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.013	.044	.043	.025	.006
Distributions:
Dividends from
investment income—net	(.001)	(.013)	(.044)	(.043)	(.025)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.28[a]	1.32	4.47	4.43	2.48	.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[a]	.67	.72	.74	.73	.73
Ratio of net expenses
to average net assets	.17[a]	.50	.57	.58	.63	.73[b]
Ratio of net investment income
to average net assets	.29[a]	1.08	4.36	4.35	2.44	.56
Net Assets, end of period
($ x 1,000)	709,174	732,211	373,081	267,556	259,029	269,108

a	Annualized.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Money Market Series investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	1,634,144,037
Level 3—Significant Unobservable Inputs	0
Total	1,634,144,037

The following is a summary of the inputs used as of June 30, 2009 in valuing the Government Securities Series investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	708,094,981
Level 3—Significant Unobservable Inputs	0
Total	708,094,981

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains of either series can be offset by a capital loss carryover of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal year ended December 31, 2008 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2009, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) with respect to each series to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of each series held by shareholders as of September 19, 2008 at $1.00 per share if the series’ net asset value per share falls below $0.995 (a “Guarantee Event”) and the series liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, shares acquired by investors who did not hold shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and ..015%, respectively, of the Money Market Series’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the Money Market Series without regard to any expense limitation currently in effect.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009. The fund’s participation in the Program has expired on May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 is no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the Government Securities Series’ shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the Government Securities Series without regard to any expense limitation currently in effect.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2009 through June 30, 2009, to reduce the management fee paid by each series, if the series’ aggregate annual expenses, exceed an annual rate of .55% for the Money Market Series and .16% for the Government Securities Series of the value of each series’ average daily net assets. The reduction in management fee, for the Money Market Series pursuant to the undertaking, amounted to $967,176 during the period ended June 30, 2009. The reduction in management fee, for the Government Securities Series pursuant to the undertaking, amounted to $1,859,489 during the period ended June 30, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.There was no expense reimbursement pursuant to the undertaking for Money Market Series, during the period ended June 30, 2009. The waiver of fees, pursuant to the undertaking amounted to $35,089 for the Government Securities Series during the period ended June 30, 2009.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2009, the Money Market Series and the Government Securities Series were charged $269,091 and $102,516, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the series. During the period ended June 30, 2009, the Money Market Series and the Government Securities Series were charged $12,871 and $25,632, respectively, pursuant to the transfer agency agreement.

Each series compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to series subscriptions and redemptions. During the period ended June 30, 2009, the Money Market Series and the Government Securities Series were charged $1,357 and $2,715, respectively, pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

Each series also compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for the series. During the period ended June 30, 2009, the Money Market Series and the Government Securities Series were charged $66,743 and $68,996, respectively, pursuant to the custody agreement.

During the period ended June 30, 2009, each series was charged $3,341 for services performed by the Chief Compliance Officer.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $666,949, chief compliance officer fees $1,670, custodian fees $42,315 and transfer agency per account fees $4,748, which are offset against an expense reimbursement currently in effect in the amount of $165,795.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $283,836, chief compliance officer fees $1,670, custodian fees $37,361 and transfer agency per account fees $9,929, which are offset against an expense reimbursement currently in effect in the amount of $279,866.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessiated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail no-load money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the first quartile of the Performance Group and Performance Universe for the one-, two- three-, four- and five-year periods ended December 31, 2008 and ranked in the second quartile of the Performance Group and Performance Universe for the ten-year period ended December 31, 2008.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual management fees were higher than the Expense Group median and the fund’s actual management fees and expense ratio were lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load U.S.Treasury money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail no-load U.S. Treasury money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return generally ranked in the first quartile of the Performance Group and Performance Universe for the periods ended December 31, 2008.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual and actual management fees were lower than the Expense Group medians, the fund’s actual management fee was higher than the Expense Universe median and the fund’s expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)